Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 245		$ 329
Other assets owned	4		12
Total nonperforming assets	249	[1]	341	[1]
Domestic
Financing Receivable, Impaired [Line Items]
Nonperforming loans	236		319
Domestic | Other Residential Mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	158		203
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	30		32
Domestic | Commercial
Financing Receivable, Impaired [Line Items]
Nonperforming loans	27		21
Domestic | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Nonperforming loans	18		40
Domestic | Financial Institutions
Financing Receivable, Impaired [Line Items]
Nonperforming loans	3		23
Foreign
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 9		$ 10

[1]	Loans of consolidated investment management funds are not part of BNY Mellon's loan portfolio. Included in these loans are nonperforming loans of $174 million at Dec. 31, 2012 and $101 million at Dec. 31, 2011. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.